SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Disclosure of significant accounting policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed in the preparation of the financial statements, on a consistent basis, unless otherwise stated, are:

A.	Accounting principles

These financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). Profit or loss accounts are presented and analyzed by their nature rather than their function within the entity as such method provides reliable and more relevant information on the Company's operations.

B.	Comparative information

Comparative figures stated in the statements of comprehensive income (loss), financial position and cash flows have been reclassified to conform to the current year's presentation format for the purpose of adequate presentation.

C.	Business combination

When the Group gains control of a business, the business combination has been accounted for based on the purchase accounting method. The Group measures the transferred consideration based on the fair value of the transferred assets (cash) and the shares issued. The identified assets, liabilities and components of non-controlling interests have been accounted for on their fair value on the acquisition date based on preliminary management assessment to be finalized within a year from the acquisition date.

Goodwill represents the excess of the cost of the business combination over the fair value of the identified assets and liabilities. Goodwill was allocated based on the initial recognition of the of the expected benefit from the business combination that gave rise to goodwill. Goodwill was allocated at the initial recognition to the Group's cash generating units ("CGUs") that have expected to benefit from the business combination that gave rise to the goodwill. When the consideration transferred includes a contingent consideration arrangement, the contingent consideration is measured at its acquisition date fair value and included as part of the considerations transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the “measurement period” about facts and circumstances that existed at the acquisition date. The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments is recognized in the statement of the comprehensive income.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect the new information obtained about the facts and circumstances that existed as of the acquisition date, if known, would have affected the amounts recognized as of that date.

D.	Foreign currency

The financial statements of the Group are prepared in US dollars. The functional currency is the currency that best reflects the economic substance of the underlying events and circumstances relevant to the Group’s transactions. Aspire group functional currency is Euro ("Foreign operations"), while all other entities within the Group have the US dollar as their functional currency.

E.	Cash and cash equivalents

Cash and cash equivalents comprise cash and short-term bank deposits with an original maturity of three months or less, as well as funds attributed to players deposits reserves and deposits held at call with banks.

F.	Restricted deposits

Restricted deposits mainly include Joint Venture Restricted deposits (see note 10) and pledges for leased premises.

G.	Trade receivables

Trade receivables are initially recognized at transaction price and subsequently measured at amortized cost and principally comprise amounts due from Lottery and gaming operator customers across all of our business units. The Company has applied the standard simplified approach and has calculated the Expected credit losses based on lifetime of expected credit losses, with de-minimis results. Bad debts (if any) are written off when there is objective evidence that the full amount may not be collected. Aspire Core’s trade receivables principally represent amounts due from payment processors that remit funds on behalf of customers and other types of contractual monetary asset and cash.

H.	Investment in a joint operation

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to that arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the consent of all parties to the joint control. The consolidated financial statements include the Company’s interest in any assets held jointly by the Michigan Joint Operation, and the Company’s share of revenues and expenses of the Michigan Joint Operation.

I.	Investment in a joint venture

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets only. The Company’s investment in a joint venture is accounted for based on the equity method. Under the equity method, the investment is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company’s share of the profit and losses of the joint venture.

J.	Investment in associates

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but does not control or joint control over those policies. The Group’s investment in its associates is accounted for using the equity method.

K.	Employee benefits

The Group employs personnel in Israel, United states, Malta, Ukraine, Bulgaria, Gibraltar, India, North Macedonia and Italy.

The Israeli subsidiaries have adopted the general authorization in accordance with Section 14 of the Severance Pay Law, 1963 (“Section 14”), according to which deposits to the pension funds and/or policies of insurance companies exempt the subsidiary from additional payments. However, the Group’s liabilities for severance pay, attributed to certain employees that are not subject to Section 14 are computed on the basis of the employee’s most recent salary as of the end of the period date, in accordance with the Severance Pay Law, and are partially covered by monthly deposits with insurance policies and/or other funds in favor of the employees and the remaining are accrued for in the consolidated financial statements.

As most of NGS’s the Israeli subsidiaries employees are covered by Section 14, and due to immateriality, the Group does not use actuarial estimates and calculations for severance obligations. The Group accounts for such employees who are not subject to Section 14, by measuring accruals on the full amounts assuming that all of these employees will be terminated as of the end of the period date of each period (shut-down method).

The Bulgarian, Gibraltarian and India-based subsidiaries applied the same concept as described above, and by depositing funds on a monthly basis those subsidiaries are exempt from any additional payments as well.

The majority of the employees in Ukraine and North Macedonia are not entitled by their employment scheme and local regulation to severance pay.

L.
Property and equipment

Property and equipment comprise of data center (servers), computers, leasehold improvements, office furniture and equipment. Depreciation is calculated on a straight line basis over the expected useful lives of the assets concerned. The principal annual rates used for this purpose, are:

%

Computers and computers equipment	25-50
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the term of the lease or useful lives

M.	Intangible assets

Intangible assets acquired through business combination

Intangible assets acquired in a business combination and recognized separately from goodwill are recognized initially at their fair value at the acquisition date (which is regarded as their cost).

Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

Internally generated intangible assets

Intangible assets of the Company comprise development costs capitalization, which are amortized over their useful life and reviewed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method are reviewed at least at each year end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are treated prospectively as a change in accounting estimates.

Research expenditures are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate:

•	The technical feasibility of completing the intangible asset so that it will be available for use or sale.
•	The Company's intention to complete the intangible asset and use or sell it.
•	The ability to use or sell the intangible asset.
•	How the intangible asset will generate future economic benefits.
•	The availability of adequate technical, financial and other resources to complete the intangible asset; and
•	The ability to measure reliably the respective expenditure asset during its development.

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete, and the asset is available for use. It is amortized over the period of expected future benefit.

The useful life of capitalized development costs is between 3-8 years and they are amortized on a straight-line basis over the expected useful lives of the assets concerned.

The Company evaluates the need to record an impairment of the carrying amount of intangible assets whenever events or changes in the circumstances indicate that the carrying amount is not recoverable. If the carrying amount of the above assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of the net sale price and value in use. In measuring value in use, the expected cash flows are discounted using a pre-tax discount rate that reflects the specific risks of the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs.

N.	Goodwill

Goodwill is not amortized but is reviewed for impairment at least annually as of year-end. CGUs to which goodwill have been allocated are tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the CGU is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to the other assets of the CGU pro-rata on the basis of the carrying amount of each asset in the CGU. See Notes 8 and 19.

O.	Revenue recognition

Revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring services to a customer.

Revenue is recognized in the accounting periods in which the transactions occurred after deduction of certain promotional bonuses granted to customers and VAT, and after adding the fees and charges applied to customer accounts and is measured at the fair value of the consideration received or receivable.

In instances of revenue split arrangements where the Company is the principal in the transaction, revenue is recognized on a gross basis and the third-party revenue portion related to the sale is recognized within distribution expenses as royalties, while in cases where the Company acts as an agent between the customer and the vendor, revenue is recognized net of costs:

Net gaming revenues (bets minus wins and certain promotional bonuses) are presented, net of distribution expenses in an arrangement whereby the partner (website owner) is the principal, while the Company provides operational services (platform, processing, reporting etc.) as its agent (service provider). In most arrangements, the Company is the principal.

Royalties from licensing of technological platforms and provision of proprietary games content are presented net of third-party games charges in an arrangement whereby the lottery customer controls and is accountable for the third-party games and the relating commercial terms with the third-party games vendors, while the Company is its agent as a platform aggregator. In most arrangements, the Company is the principal and provides comprehensive solution.

To determine whether the Group is an agent or principal, management consider whether the Group obtain control of the services or products before they are transferred to the customer. In making this evaluation, several factors are considered, most notably whether we have primary responsibility for fulfillment to the customer, as well as pricing discretion.

The Group generates its revenues through four streams:

•	Royalties from licensing of technological platforms and provision of proprietary games content (which are recognized in the accounting periods in which the gaming transactions occur).
•	Fees from access to intellectual property rights (which are recognized over the useful periods of the intellectual property rights).
•	Fees from development services (which are recognized in the accounting periods in which services are provided).
•	Fees from online activities including net gaming revenues, processing charges and other similar charges (which are recognized in the accounting periods in which the gaming transactions occur).

P.	Share-based payments - Restricted share units (“RSUs”)

The Company recognizes stock based compensation for the estimated fair value of RSUs. The Company measures compensation expense for the RSUs based on the market value of the underlying stock at the date of grant.

Q.	Distribution expenses

Distribution expenses include royalties, content, gaming duties, payment processing and other related.

Gaming duties relate to gaming taxes imposed by various EU countries.